Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001813756
Document Type	8-K/A
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	WEWORK INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39419
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	389-3922
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) amends the Current Report on Form 8-K of WeWork Inc. (the “Company”), filed on October 26, 2021 (as amended by Amendment No. 1 on Form 8-K/A, the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 2 is being filed in order to include the Report of New WeWork Inc., formerly known as WeWork Inc. (“Legacy WeWork”), dated November 15, 2021, which includes (a) the unaudited condensed consolidated financial statements of Legacy WeWork as of September 30, 2021 and for the three and nine months ended September 30, 2021 and 2020 and (b) Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy WeWork for the three and nine months ended September 30, 2021 and 2020 (the “Q3 MD&A”). Accordingly, the Original Report is hereby amended solely to (i) update the Item 2.01 information to reflect the Q3 MD&A and the Quantitative and Qualitative Disclosures about Market Risk and (ii) amend and restate Item 9.01. Except as set forth herein, this Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including Legacy WeWork, subsequent to the filing date of the Original Report. Except as amended by this Amendment No. 2, the information previously reported in or filed with the Original Report is hereby incorporated by reference into this Form 8-K/A.
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	WE
Security Exchange Name	NYSE
Redeemable Warrants Warrant Exercisable For One Class A Common Stock At An Exercise Price Of 11.50 Per Whole Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	WE WS
Security Exchange Name	NYSE